Note 23 - Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
23.	Subsequent event

On January 16, 2013, the Company completed a private placement of $150,000 of senior secured notes with a fixed interest rate of 3.84% (the “3.84% Notes”).  The 3.84% Notes were purchased directly by two US based institutional investment groups.  The 3.84% Notes have a twelve year term extending to January 16, 2025 with five equal annual principal repayments beginning on January 16, 2021.